Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Loans Analysis to Executive Officers, Certain Management, Bank Directors and Their Affiliates
An analysis of loans to executive officers, certain management, and directors of the Bank and their affiliates is presented below:

Loans outstanding at January 1, 2020	$30,880
New loans and advances	10,492
Change in related party status	(3,462)
Repayments	(13,235)
Loans outstanding at December 31, 2020	$24,675